General and Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
General and Operating Expenses [Abstract]
Schedule of general and operating expenses

	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS
Terminal equipment and materials	880	831	855
Interconnectivity and payments to domestic and international operators	909	825	805
Maintenance of buildings and sites	616	605	584
Marketing and general expenses	647	706	610
Services and maintenance by sub-contractors	199	261	260
Vehicle maintenance expenses	167	164	156
Content services expenses	458	629	636

	3,876	4,021	3,906

* For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3A.